Employee benefit expenses - Summary of Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statements [Line Items]
Cost of revenue	¥ 193,983	$ 30,440	¥ 164,268	¥ 178,435
Selling expenses	343,161	53,850	246,959	253,558
Administrative expenses	227,001	35,622	126,318	117,169
Research and development expenses	253,950	$ 39,850	148,999	91,697
Employee benefits expense	414,604		268,986	236,476
Employee benefit expense
Statements [Line Items]
Cost of revenue	35,589		27,108	27,375
Selling expenses	142,699		101,379	101,378
Administrative expenses	101,957		64,610	60,084
Research and development expenses	134,359		75,889	47,639
Employee benefits expense	¥ 414,604		¥ 268,986	¥ 236,476